Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Q3) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Operations and Comprehensive Loss [Abstract]
Net sales	$ 1,363	$ 957	$ 3,499	$ 2,722	$ 3,553	$ 1,289
Costs and expenses:
Cost of goods sold	915	782	2,686	1,912	2,763	713
Selling, general and administrative	3,713	2,671	11,489	7,478	10,170	8,129
Research and development	985	367	2,107	1,002	1,481	8,109
Total costs and expenses	5,613	3,820	16,282	10,392	18,365	16,951
Loss from operations	(4,250)	(2,863)	(12,783)	(7,670)	(14,812)	(15,662)
Other income (expense):
Other income, net	10	17	10	28	28	2
Warrant valuation expense	0	0	0	(67)	(67)	0
Change in fair value of warrant liability	0	4	0	1,470	1,475	818
Total other income (expense)	10	21	10	1,431	1,436	(184)
Loss before income taxes	(4,240)	(2,842)	(12,773)	(6,239)	(13,376)	(15,846)
Income tax expense, net	(1)	(5)	(3)	(6)	(6)	54
Net loss	$ (4,241)	$ (2,847)	$ (12,776)	$ (6,245)	$ (13,382)	$ (15,792)
Basic and diluted loss per share (in dollars per share)	$ (8.50)	$ (63.68)	$ (34.59)	$ (354.77)	$ (525.01)	$ (7,560.60)
Weighted average shares outstanding - basic and diluted (in shares)	499	45	369	26	48	2
Other comprehensive loss:
Foreign currency translation adjustments	$ (1)	$ (1)	$ (2)	$ (7)	$ (8)	$ (11)
Total comprehensive loss	$ (4,242)	$ (2,848)	$ (12,778)	$ (6,252)	$ (13,390)	$ (15,803)